SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
Mar. 31, 2014
Weighted average
Intangible assets, net
Estimated useful life	6 years 4 months 24 days
Customer relationship | Weighted average
Intangible assets, net
Estimated useful life	6 years 9 months 18 days
Customer relationship | Minimum
Intangible assets, net
Estimated useful life	2 years 1 month 6 days
Customer relationship | Maximum
Intangible assets, net
Estimated useful life	10 years
Non-compete agreement | Weighted average
Intangible assets, net
Estimated useful life	3 years
Non-compete agreement | Minimum
Intangible assets, net
Estimated useful life	2 years
Non-compete agreement | Maximum
Intangible assets, net
Estimated useful life	3 years
Contract backlog | Weighted average
Intangible assets, net
Estimated useful life	8 months 12 days
Contract backlog | Minimum
Intangible assets, net
Estimated useful life	4 months 24 days
Contract backlog | Maximum
Intangible assets, net
Estimated useful life	10 months 24 days
Operating license | Weighted average
Intangible assets, net
Estimated useful life	3 years 2 months 12 days
Operating license | Minimum
Intangible assets, net
Estimated useful life	3 months 18 days
Operating license | Maximum
Intangible assets, net
Estimated useful life	4 years 9 months 18 days
Favorable lease contract | Weighted average
Intangible assets, net
Estimated useful life	8 years 9 months 18 days
Favorable lease contract | Minimum
Intangible assets, net
Estimated useful life	5 years 1 month 6 days
Favorable lease contract | Maximum
Intangible assets, net
Estimated useful life	9 years 9 months 18 days